Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive cybersecurity management and security emergency response policies that are integrated into our overall risk management system. These procedures aim to ensure our overall network security, protect our data transmission system and prevent data leakage and other cybersecurity incidents. More specifically, we implement technical measures such as system vulnerability monitoring, anti-virus software, firewalls, and log monitoring to ensure the stability and proper operation of its information systems. Meanwhile, we grant employees only the necessary data access permissions required for their job responsibilities and monitor their operations to prevent improper access to or disclosure of data. In this way, we strive to ensure that information and data can only be obtained and used when necessary. In addition, for data at different levels, we adopt differentiated security protection strategies. Moreover, we engage law firms to conduct thorough due diligence on data compliance and to assess our data-processing activities.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity management and security emergency response policies that are integrated into our overall risk management system. These procedures aim to ensure our overall network security, protect our data transmission system and prevent data leakage and other cybersecurity incidents. More specifically, we implement technical measures such as system vulnerability monitoring, anti-virus software, firewalls, and log monitoring to ensure the stability and proper operation of its information systems. Meanwhile, we grant employees only the necessary data access permissions required for their job responsibilities and monitor their operations to prevent improper access to or disclosure of data. In this way, we strive to ensure that information and data can only be obtained and used when necessary. In addition, for data at different levels, we adopt differentiated security protection strategies. Moreover, we engage law firms to conduct thorough due diligence on data compliance and to assess our data-processing activities.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing our company’s cybersecurity risk management and be informed on risks from cybersecurity threats. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity officer, who serves as the management representative of our cybersecurity committee, reports to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]

At the management level, our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our cybersecurity officer, who serves as the management representative of our cybersecurity committee, reports to our board of directors on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our cybersecurity officer has extensive experience in enterprise compliance and risk management and has been responsible for our company’s data security issues since 2018. He is familiar with our company’s operational and data processing models and possesses thorough knowledge of information security and data compliance regulations in various countries and regions, including mainland China, the European Union, and the United States.

If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our cybersecurity committee shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	At the management level, our cybersecurity committee is responsible for overseeing the process of assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity officer has extensive experience in enterprise compliance and risk management and has been responsible for our company’s data security issues since 2018. He is familiar with our company’s operational and data processing models and possesses thorough knowledge of information security and data compliance regulations in various countries and regions, including mainland China, the European Union, and the United States.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our cybersecurity committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true